USE OF ESTIMATES, ASSUMPTIONS, AND JUDGEMENTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2024 $ / T $ / oz
Gold Commodity Type
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory
Long term prices used for reserves and resource estimates related to commodity	1,880
Gold Commodity Type | Yaramoko Mine
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory
Long term prices used for resource estimation related to commodity	2,040
Silver Commodity Type
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory
Long term prices used for reserves and resource estimates related to commodity	23
Lead Commodity
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory
Long term prices used for reserves and resource estimates related to commodity | $ / T	2,000
Zinc Commodity
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory
Long term prices used for reserves and resource estimates related to commodity | $ / T	2,700